Share Capital and Public Offerings (Details) - USD ($)			6 Months Ended
	Mar. 20, 2024	Dec. 14, 2021	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Share Capital and Public Offerings [line Items]
Common shares issued (in Shares)			985,723		810,723
Gross proceeds from offering			$ 1,750,000
Offering expenses			$ 321,000
Expiration term			10 years
Options vested and exercisable			8 years 3 months 18 days
Share price (in Dollars per share)			$ 8.68
Intrinsic value for options outstanding
Intrinsic value for options outstanding and expected to vest
Stock-based compensation expense			58,570	$ 60,516
Unrecognized stock-based compensation expense			$ 237,543
Weighted-average period			1 year 2 months 23 days
Common Warrants [Member]
Share Capital and Public Offerings [line Items]
Intrinsic value of exercisable			$ 1,132,183
Common Warrants [Member]
Share Capital and Public Offerings [line Items]
Number of warrants purchased (in Shares)			87,500
Exercise price per share (in Dollars per share)			$ 10
Expiration term of warrants			5 years
Securities Purchase Agreement [Member]
Share Capital and Public Offerings [line Items]
Issuance of common shares (in Shares)	175,000
Purchase price per share (in Dollars per share)	$ 10
Option Plan [Member]
Share Capital and Public Offerings [line Items]
Diluted shares percentage		15.00%